Leases - Components of Lease Costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating lease costs	$ 1,669
Finance lease costs:
Amortization of right-of-use assets	0
Interest on lease liabilities	0
Short-term lease costs	62
Variable lease costs	0
Sublease income	0
Total lease costs	$ 1,731